Segment Information	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Segment Information
43.	SEGMENT INFORMATION

The Company has the following reportable segments that provide different products or services.  The reportable segments are managed separately because each segment represents a strategic business unit that serves different markets.  Segment information is provided to CEO who allocates resources and assesses segment performance.  The Company’s measure of segment performance is mainly based on revenues and income before income tax.  The Company’s reportable segments are as follows:

a.	Domestic fixed communications business - the provision of local telephone services, domestic long distance telephone services, broadband access, and related services;
b.	Mobile communications business - the provision of mobile services, sales of mobile handsets and data cards, and related services;
c.	Internet business - the provision of HiNet services and related services;
d.	International fixed communications business - the provision of international long distance telephone services and related services;
e.	Others - the provision of non-telecom services and the corporate related items not allocated to reportable segments.

Some operating segments have been aggregated into a single operating segment taking into account the following factors:  (a) similar economic characteristics such as long-term gross profit margins; (b) the nature of the telecommunications products and services are similar; (c) the nature of production processes of the telecommunications products and services are similar; (d) the type or class of customer for the telecommunications products and services are similar; and (e) the methods used to provide the services to the customers are similar.

There was no material differences between the accounting policies of the operating segments and the accounting policies described in Note 3.

a.	Segment revenues and operating results

Analysis by reportable segment of revenue and operating results of continuing operations was as follows:

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Year ended December 31, 2015
Revenues
From external customers	$72,535	$114,877	$25,777	$15,460	$3,146	$231,795
Intersegment revenues	21,401	3,475	4,701	2,120	3,214	34,911
Segment revenues	$93,936	$118,352	$30,478	$17,580	$6,360	266,706
Intersegment elimination						(34,911)
Consolidated revenues						$231,795
Segment income before income tax	$23,231	$19,394	$9,918	$1,120	$(1,710)	$51,953

Year ended December 31, 2016
Revenues
From external customers	$72,784	$110,801	$28,100	$14,434	$3,872	$229,991
Intersegment revenues	22,669	2,530	4,734	2,680	4,122	36,735
Segment revenues	$95,453	$113,331	$32,834	$17,114	$7,994	266,726
Intersegment elimination						(36,735)
Consolidated revenues						$229,991
Segment income before income tax	$25,658	$13,926	$10,729	$1,098	$(1,998)	$49,413

Year ended December 31, 2017
Revenues
From external customers	$71,137	$109,376	$28,917	$13,552	$4,532	$227,514
Intersegment revenues	22,515	2,031	4,209	2,375	4,600	35,730
Segment revenues	$93,652	$111,407	$33,126	$15,927	$9,132	263,244
Intersegment elimination						(35,730)
Consolidated revenues						$227,514
Segment income before income tax	$24,888	$12,433	$11,118	$1,029	$(1,459)	$48,009

b.	Other segment information

Other information reviewed by the chief operating decision maker or regularly provided to the chief operating decision maker was as follows:

For the year ended December 31, 2015

	Domestic Fixed Communi-cations Business	Mobile Communi-cations Business	Internet Business	International Fixed Communi-cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of the profit of associates and joint ventures accounted for using equity method	$—	$—	$—	$—	$897	$897
Interest income	$19	$19	$11	$2	$255	$306
Interest expenses	$—	$10	$—	$—	$23	$33
Operating costs and expenses	$64,960	$81,213	$12,062	$14,411	$8,683	$181,329
Depreciation and amortization	$17,487	$10,444	$3,611	$1,536	$370	$33,448
Capital expenditure	$10,196	$8,596	$4,795	$968	$529	$25,084
Impairment loss on property, plant and equipment	$22	$116	$—	$—	$—	$138
Reversal of impairment loss on investment properties	$142	$—	$—	$—	$—	$142

For the year ended December 31, 2016

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of the profit of associates and joint ventures accounted for using equity method	$—	$—	$—	$—	$515	$515
Interest income	$15	$11	$7	$6	$150	$189
Interest expenses	$—	$2	$—	$—	$18	$20
Operating costs and expenses	$64,230	$79,593	$13,160	$14,313	$10,094	$181,390
Depreciation and amortization	$16,414	$10,620	$3,626	$1,451	$374	$32,485
Capital expenditure	$9,846	$8,981	$2,718	$1,136	$836	$23,517
Impairment loss on property, plant and equipment	$—	$596	$—	$—	$—	$596
Reversal of impairment loss on investment properties	$148	$—	$—	$—	$—	$148

For the year ended December 31, 2017

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of the profit of associates and joint ventures accounted for using equity method	$—	$—	$—	$—	$419	$419
Interest income	$21	$15	$9	$15	$145	$205
Interest expenses	$—	$6	$—	$—	$16	$22
Operating costs and expenses	$62,795	$80,275	$13,288	$13,385	$10,963	$180,706
Depreciation and amortization	$15,614	$11,001	$3,385	$1,477	$453	$31,930
Capital expenditure	$11,647	$9,742	$2,779	$1,580	$1,127	$26,875
Impairment loss on property, plant and equipment	$—	$—	$—	$—	$—	$—
Reversal of impairment loss on investment properties	$11	$—	$—	$—	$—	$11

c.	Main products and service revenues

The following is an analysis of the Company’s revenue from its major products and services.

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Mobile services revenue	$80,867	$78,788	$75,823
Local telephone and domestic long distance telephone services revenue	36,690	34,531	32,247
Sales of product	36,509	35,377	37,649
Broadband access and domestic leased line services revenue	23,711	23,315	22,950
Data communications internet services revenue	17,455	20,906	21,143
International network and leased telephone services revenue	11,319	10,634	9,328
Others	25,244	26,440	28,374
	$231,795	$229,991	$227,514

d.	Geographic information

The users of the Company’s services are mainly from Taiwan, ROC.  The revenues it derived outside Taiwan are mainly revenues from international long distance telephone and leased line services.  The geographic information for revenues was as follows:

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Taiwan, ROC	$220,917	$218,933	$217,568
Overseas	10,878	11,058	9,946
	$231,795	$229,991	$227,514

The Company has long-lived assets in U.S., Singapore, Hong Kong, China, Vietnam, Japan, and Thailand and except for $3,947 million and $4,445 million as of December 31, 2016 and 2017, respectively, in the aforementioned areas, the other long-lived assets are located in Taiwan, ROC.

e.	Major customers

For the years ended December 31, 2015, 2016 and 2017, the Company did not have any single customer whose revenue exceeded 10% of the total revenues.